Notes Payable, Line of Credit and Convertible Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes Payable, Line of Credit and Convertible Notes Payable
Notes Payable, Line of Credit and Convertible Notes Payable

5. Notes Payable, Line of Credit and Convertible Notes Payable

On June 22, 2023, the Company issued a $2,000,000 senior secured convertible promissory note to Platinum Capital Partners, Inc. As a condition of funding, the Company paid off three small notes and accounts payable totaling $374,000. At the option of the holder, the note is convertible into cash, common stock or a combination of cash and stock. The conversion into the Company’s common stock was $6.50 per share as of December 31, 2023. The repayment amount of the note is 110% ($2,200,000) and had an original maturity date of June 22, 2024. Interest on the note is 6% per annum calculated on 360 days. In connection with the convertible notes transaction, the Company issued warrants to purchase 53,800 shares of common stock with an exercise price of $6.50 upon the conclusion of the BYTS merger. The value of the warrants totaled $15,418 and reduced the fair value of the convertible promissory notes.

On February 2, 2024, the Company issued in a private placement an amended and restated senior secured convertible promissory note to Platinum in the principal amount of $2,000,000. The Platinum convertible note amends and restates in its entirety the senior secured convertible promissory note issued to Platinum in the principal amount of $2,000,000 on June 22, 2023. The repayment amount of the Platinum convertible note is 110% of the principal amount ($2,200,000) and had an original maturity date of June 22, 2024. Interest accrues on the Platinum convertible note at the rate of 6% per annum calculated on the basis of 360 days. At the option of Platinum, the principal amount of the Platinum convertible note plus any accrued but unpaid interest is convertible into shares of common stock at a conversion price per share equal to the lower of (i) $3.69717, subject to appropriate adjustment as provided in the Platinum convertible note, and (ii) 65% of the VWAP for the common stock for the preceding five trading days immediately prior to any conversion, but in no event below $2.27518, subject to appropriate adjustment as provided in the Platinum convertible note. The Platinum convertible note contains “weighted average” anti-dilution protection for issuances of shares of common stock or common stock equivalents at a price less than the conversion price then in effect.

In connection with the issuance of the Platinum convertible note, the Company also issued to Platinum an amended and restated common stock purchase warrant dated February 2, 2024 to purchase 189,334 shares of common stock at an exercise price per share of $3.69717. The term of the Platinum warrant expires on June 22, 2028. The Platinum convertible note may not be converted, and the Platinum warrant may not be exercised, to the extent that after giving effect to such conversion and/or exercise, Platinum (together with its affiliates) would beneficially own in excess of 4.99% of the common stock outstanding immediately after giving effect to such conversion and/or exercise. On March 18, 2024, Platinum exercised the Platinum warrant and received 137,367 shares of common stock. Platinum forfeited 51,967 shares.

On June 22, 2024, the Company entered into an Extension Agreement related to the Platinum convertible note. The Extension Agreement extended the due date of the Platinum convertible note from June 22, 2024 to June 22, 2025. The Company issued 232,360 shares of the Company’s restricted common stock in payment of all interest and extension fees through June 22, 2025 with a value of $1,008,400. Approximately $487,000 of the total payment related to the future interest period and was recorded in prepaid expenses and others on the consolidated balance sheet. Subject to the terms and conditions of such Extension Agreement, for a period commencing on December 22, 2024 and ending at the close of business on December 22, 2025, Platinum has a one-time put right to have the Company purchase all or a portion of Platinum’s 232,360 restricted shares at $2.27518 per share. The Company granted piggyback registration rights to Platinum.

At the option of Platinum, the $2,000,000 principal amount of the note is convertible into shares of the Company’s common stock at a conversion price per share equal to the lower of (i) $3.69717, subject to appropriate adjustment as provided in the note, and (ii) 65% of the VWAP of the common stock for the five trading days immediately prior to any conversion, but in no event below $2.27518, subject to appropriate adjustment as provided in the note. The note contains “weighted average” anti-dilution protection for issuances of shares of common stock or common stock equivalents at a price less than the conversion price then in effect.

The obligations under the note are secured by a blanket lien on all assets of the Company pursuant to an Amended and Restated Security Agreement dated February 2, 2024 and are guaranteed pursuant to an Amended and Restated Guaranty dated February 2, 2024. The Company also concurrently entered into an Amended and Restated Subordination Agreement.

On October 3, 2023, the Company issued senior secured convertible promissory notes for $600,000 to two private investors. At the option of the holders, the notes are convertible into cash, common stock or a combination of cash and stock. The repayment amount of the notes is 110% ($660,000) and mature on September 30, 2024. Interest on the notes is 6% per annum calculated on the basis of 360 days. On March 5, 2024, the two private investors converted senior secured convertible promissory notes with a face value of $600,000 and interest into 169,204 shares of the Company’s common stock valued at $835,610. The Company recognized a loss on debt conversion of $158,794 during the three and six months ended June 30, 2024.

The Company accounts for the notes under the fair value method of accounting and as of  June 30, 2024 and December 31, 2023, the notes were recorded at $2,675,919 and $2,825,366. During the six months ended June 30, 2024, the Company recorded an increase in the fair value of the convertible notes payable totaling $512,184 which was recorded as loss from change in fair value of convertible debt on the statement of operations and comprehensive loss. See Note 14 – Fair Value Measurements for more information.

6. Notes Payable, Line of Credit and Convertible Notes Payable

On January 25, 2021, the Company received $1,131,878 under the Paycheck Protection Program of the U.S. Small Business Administration’s (SBA) 7(a) Loan Program pursuant to the Coronavirus, Aid, Relief and Economic Security Act (CARES Act), Pub. Law 116-136, 134 Stat. 281 (2020). The Note Payable bears interest at 1% and is due January 23, 2026. The Company accrued interest of $9,845 as of December 31, 2021. The Company has used the funds in accordance with the legal requirements and has applied for forgiveness. No payments are due unless the Company receives notification that their application for forgiveness is not approved at which time monthly payments through January 2026 would be required to repay the balance. In May 2022, the entire unpaid balance was forgiven and approximately $1,146,000 recognized as other income.

On July 8, 2022, the Company entered into a Business Loan with Funding Circle of Denver, Colorado for $500,000. The Company received $480,050. The $500,000 plus interest at 6.99% is being repaid at $22,384 per month over twenty-four months. The Business Loan is secured by the assets of the Company and is guaranteed by the founders. The balance as of December 31, 2023 and 2022 was $0 and $424,540, respectively. As of December 31 2022, $292,932 was due in 2023 and $131,608 in 2024. The Company recorded interest expense of $5,064 and $0 during the year ended December 31, 2023 and 2022. On June 21, 2023, the Company paid the remaining balance of $256,541 to pay off the Loan.

The Company had an $85,000 revolving line of credit agreement with no stated expiration date. The Company owed $0 as of December 31, 2023 and 2022. The line of credit totaling $85,300 was paid off on June 20, 2023 and was terminated.

On June 22, 2023, the Company issued a $2,000,000 senior secured convertible promissory note to Platinum Capital Partner, Inc. As a condition of funding, the Company paid off three small notes and accounts payable totaling $374,000. At the option of the holder, the note is convertible into cash, common stock or a combination of cash and stock. The conversion into the Company’s common stock was $6.50 per share as of December 31, 2023. The repayment amount of the note is 110% ($2,200,000) and matures on June 22, 2024. The number of common shares issuable equals 452,240 if fully converted into common stock, including accrued interest. Interest on the note is 6% per annum calculated on 360 days.

If, at any time while the note is outstanding, the effective time of the merger between BYTE and the Company pursuant to the Merger Agreement dated on June 22, 2023 occurs, then, any subsequent conversion of the note, the holder has the right to receive, for each conversion share that would had been issuable upon conversion immediately prior to the BYTE merger, at the option of the holder, the same kind of securities, cash or property as it would have been entitled to receive on the occurrence of the BYTE merger if it had been, immediately prior to the BYTE merger, the holder of one share of common stock (“BYTE alternate consideration”). The BYTE alternate consideration conversion price for purposes of any conversion following the BYTE merger, the conversion price is the lower of (A) $6.50 for each unit and (B) 65% of the volume weighted average price for the BYTE alternate consideration for the preceding five trading days immediately prior to any conversion by the holder, but (C) in no event will the conversion price be below $4.00, subject to anti-dilution provisions. The note was amended and restated on February 2, 2024. See Note 18 – Subsequent Events.

On October 3, 2023, the Company issued senior secured convertible promissory notes for $600,000 to two private investors. At the option of the holders, the notes are convertible into cash, common stock or a combination of cash and stock. The Conversion Price shall be the lower of (A) $6.50 for each unit or share of BYTE Alternate Consideration, subject to appropriate adjustment and (B) 65% of the VWAP for the BYTE Alternate consideration for the preceding five (5) Trading Days immediately prior to any conversion by the Holder, but (C) in no event shall the Conversion Price be below $4.00, subject to appropriate adjustment. The repayment amount of the notes is 110% ($660,000) and mature on September 30, 2024. Interest on the notes is 6% per annum calculated on 360 days.

The Company accounts for the notes under the fair value method of accounting and as of December 31, 2023 the notes are recorded at $2,825,366. During the year ended December 31, 2023, the Company recorded an increase in the fair value of the convertible note payable totaling $240,784 which was recorded as loss from change in fair value of convertible debt on the statement of operations and comprehensive loss. In connection with the convertible notes transaction, the Company issued warrants to purchase 53,800 shares of common stock with an exercise price of $6.50 upon the conclusion of the BYTE merger. The value of the warrants totaled $15,418 and reduced the fair value of the convertible promissory notes. See Note 16 – Fair Value Measurements for more information.